CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - ₪ / shares	Sep. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	261,223,970	261,223,970
Ordinary shares, shares outstanding	107,354,722	108,368,523
Treasury shares, shares	153,869,248	152,855,447